NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Reclassifications

The following table reflects the reclassification adjustment effect in the three and six months ended June 30, 2019:

	Before Reclassification		After Reclassification
	For the Three Months Ended		For the Three Months Ended
	June 30,		June 30,
	2019		2019
OPERATING EXPENSES:
Selling and marketing expenses	$128,506	Sales and marketing	$270,196
Salaries, wages and contract labor	1,338,302	Engineering	289,986
Research and development	118,435	Research and development	487,738
Professional fees	17,054	AI technologies	202,673
General and administrative expenses	521,268	Administration	872,972

Total Operating Expenses	$2,123,565		$2,123,565

	Before Reclassification		After Reclassification
	For the Six Months Ended		For the Six Months Ended
	June 30,		June 30,
	2019		2019
OPERATING EXPENSES:
Selling and marketing expenses	$238,122	Sales and marketing	$520,620
Salaries, wages and contract labor	2,607,081	Engineering	624,549
Research and development	231,129	Research and development	871,160
Professional fees	144,973	AI technologies	383,986
General and administrative expenses	986,655	Administration	1,807,645

Total Operating Expenses	$4,207,960		$4,207,960

Schedule of Disaggregation of Revenue Quantitative

For the Three Months Ended June 30, 2020

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets

North America	$1,631,891	$52,552	$—	$20,221	$96,869	$2,385	$178,224	$1,982,142

Major Goods and Service Lines

Turnkey Projects	$1,332.577	$(2,421)	$—	$—	$89,253	$—	$178,224	$1,597,633
Maintenance & Support	299,314	54,973	—	20,221	7,616	—	—	382,124
Data Center Auditing Services	—	—	—	—	—	—	—	—
Software License	—	—	—	—	—	2,385	—	2,385
	$1,631,891	$52,552	$—	$20,221	$96,869	$2,385	$178,224	$1,982,142

Timing of Revenue Recognition

Goods transferred over time	$1,332,577	$(2,421)	$—	$—	$89,253	$2,385	$178,224	$1,600,018
Services transferred over time	299,314	54,973	—	20,221	7,616	—	—	382,124
	$1,631,891	$52,552	$—	$20,221	$96,869	$2,385	$178,224	$1,982,142

For the Three Months Ended June 30, 2019

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets

North America	$805,135	$169,010	$20,621	$53,575	$217,251	$80,213	$1,345,805

Major Goods and Service Lines

Turnkey Projects	$552,561	$169,010	$12,815	$33,354	$217,251	$—	$984,991
Maintenance & Support	252,574	—	7,806	20,221	—	—	280,601
Data Center Auditing Services	—	—	—	—	—	80,213	80,213
Software License	—	—	—	—	—	—	—
	$805,135	$169,010	$20,621	$53,575	$217,251	$80,213	$1,345,805

Timing of Revenue Recognition

Goods transferred over time	$552,561	$169,010	$12,815	$33,354	$217,251	$80,213	$1,065,204
Services transferred over time	252,574	—	7,806	20,221	—	—	280,601
	$805,135	$169,010	$20,621	$53,575	$217,251	$80,213	$1,345,805

For the Six Months Ended June 30, 2020

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets

North America	$2,345,149	$126,887	$—	$47,370	$140,988	$134,469	$178,224	$2,973,087

Major Goods and Service Lines

Turnkey Projects	$1,813,687	$6,202	$—	$—	$113,194	$—	$178,224	$2,111,307
Maintenance & Support	531,462	120,685	—	47,370	27,794	—	—	727,311
Data Center Auditing Services	—	—	—	—	—	129,699	—	129,699
Software License	—	—	—	—	—	4,770	—	4,770
	$2,345,149	$126,887	$—	$47,370	$140,988	$134,469	$178,224	$2,973,087

Timing of Revenue Recognition

Goods transferred over time	$1,813,687	$6,202	$—	$—	$113,194	$134,469	$178,224	$2,245,776
Services transferred over time	531,462	120,685	—	47,370	27,794	—	—	727,311
	$2,345,149	$126,887	$—	$47,370	$140,988	$134,469	$178,224	$2,973,087

For the Six Months Ended June 30, 2019

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets

North America	$4,476,933	$188,931	$54,973	$97,068	$687,599	$192,382	$5,697,886

Major Goods and Service Lines

Turnkey Projects	$3,942,219	$186,734	$39,361	$56,626	$678,489	$—	$4,903,429
Maintenance & Support	534,714	2,197	15,612	40,442	9,110	—	602,075
Data Center Auditing Services	—	—	—	—	—	144,982	144,982
Software License	—	—	—	—	—	47,400	47,400
	$4,476,933	$188,931	$54,973	$97,068	$687,599	$192,382	$5,697,886

Timing of Revenue Recognition

Goods transferred over time	$3,942,219	$186,734	$39,361	$56,626	$678,489	$192,382	$5,095,811
Services transferred over time	534,714	2,197	15,612	40,442	9,110	—	602,075
	$4,476,933	$188,931	$54,973	$97,068	$687,599	$192,382	$5,697,886

For the Year Ended December 31, 2019

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets
North America	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315

Major Goods and Service Lines
Turnkey Projects	$10,020,318	$422,230	$70,545	$88,723	$1,361,622	$—	$11,963,438
Maintenance & Support	1,181,476	43,552	29,296	112,936	10,199	—	1,377,459
Data Center Auditing Services	—	—	—	—	—	246,658	246,658
Software License						53,760	53,760
	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315

Timing of Revenue Recognition
Goods transferred over time	$10,020,318	$422,230	$70,545	$88,723	$1,361,622	$300,418	$12,263,856
Services transferred over time	1,181,476	43,552	29,296	112,936	10,199	—	1,377,459
	$11,201,794	$465,782	$99,841	$201,659	$1,371,821	$300,418	$13,641,315

For the Year Ended December 31, 2018

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets
North America	$7,426,613	$3,523,964	$61,626	$515,465	$396,473	$124,478	$12,048,619

Major Goods and Service Lines
Turnkey Projects	$6,378,927	$3,520,919	$20,022	$437,585	$396,473	$—	$10,753,926
Maintenance & Support	1,047,686	3,045	41,604	77,880	—	—	1,170,215
Data Center Auditing Services	—	—	—	—	—	124,478	124,478
	$7,426,613	$3,523,964	$61,626	$515,465	$396,473	$124,478	$12,048,619

Timing of Revenue Recognition
Goods transferred over time	$6,378,927	$3,520,919	$20,022	$437,585	$396,473	$—	$10,753,926
Services transferred over time	1,047,686	3,045	41,604	77,880	—	124,478	1,294,693
	$7,426,613	$3,523,964	$61,626	$515,465	$396,473	$124,478	$12,048,619